Debt - Narrative (Details) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024 USD ($)	Jan. 01, 2023 USD ($)	Jan. 07, 2024 USD ($)	Jan. 01, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 24, 2022 USD ($) debt_instrument	Apr. 25, 2021 USD ($)	Jun. 04, 2021	Apr. 20, 2020 USD ($)
Debt Instrument [Line Items]
Interest rate								1.07%
Gain on extinguishment of debt	$ 0	$ 0	$ 0	$ 8,448	$ 8,355	$ 2,800	$ 388
Unsecured Debt [Member] | Paycheck Protection Program Loan
Debt Instrument [Line Items]
Number of debt instruments | debt_instrument						3
Face amount						$ 3,265			$ 7,725
Debt term						2 years
Interest rate						1.00%
Gain on extinguishment of debt				$ 8,448